Other Commitments with Third Parties and Other Contingent Liabilities (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) contract director item	Dec. 31, 2024 USD ($) contract	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Mar. 31, 2022
Other Commitments with Third Parties and Other Contingent Liabilities
Number of lease contracts guaranteed | contract	5	5
Post-employment benefit expense, defined contribution plans	€ 13,460		€ 12,100
Number of employees or directors that have agreements to be able to unilaterally rescind employment in case of change of control | director	31
Number of executives entitled to termination benefits | item	23
Savings plan and profit-sharing plan, percentage of contributions matched by entity up to the first threshold level	100.00%
Savings plan and profit-sharing plan, first threshold level for employee contributions to plan	4.00%
Savings plan and profit-sharing plan, percentage of contributions matched by entity on employee contributions between first and second thresholds	50.00%
Savings plan and profit-sharing plan, difference between first and second threshold level	2.00%
Savings plan and profit-sharing plan, cost of matching contributions | $		$ 336.0		$ 33.4
SPAIN
Other Commitments with Third Parties and Other Contingent Liabilities
Post-employment benefit expense, defined contribution plans	€ 1,259		1,079
Restricted share unit retention plan
Other Commitments with Third Parties and Other Contingent Liabilities
Vesting Period	2 years 1 day	2 years 1 day
Exchange ratio	1
Amount settled under RSU plan	€ 17,577		3,296
Expense from share-based payment transactions with employees	€ 0		€ 8,282
Minimum
Other Commitments with Third Parties and Other Contingent Liabilities
Number of years of salary for employees/directors	1 year	1 year
Number of years of salary for executives	1 year	1 year
Maximum
Other Commitments with Third Parties and Other Contingent Liabilities
Number of years of salary for employees/directors	5 years	5 years
Number of years of salary for executives	4 years	4 years
Maximum | Restricted share unit retention plan
Other Commitments with Third Parties and Other Contingent Liabilities
Percentage of annual bonus in Grifols Class B Shares or Grifols ADS					50.00%
Matching percentage to the employees contribution					50.00%